23. SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
Segmented Information Tables
Reportable segment results

For the year ended December 31, 2017, reportable segment results were as follows:

(in thousands)	Canada Mining	DES	Corporate and Other	Total Continuing Operations	Total Discontinued Operations

Statement of Operations:
Revenues	2,558	7,130	1,397	11,085	-

Expenses:
Operating expenses	(4,088)	(6,357)	(171)	(10,616)	-
Exploration and evaluation	(12,834)	-	-	(12,834)	-
General and administrative	(12)	-	(5,846)	(5,858)	-
Impairment reversal (note 12)	246	-	-	246	-
	(16,688)	(6,357)	(6,017)	(29,062)	-
Segment income (loss)	(14,130)	773	(4,620)	(17,977)	-

Revenues – supplemental:
Environmental services	-	7,130	-	7,130	-
Management fees	-	-	1,397	1,397	-
Toll milling services	444	-	-	444	-
Toll milling services – deferred revenue	2,114	-	-	2,114	-
	2,558	7,130	1,397	11,085	-

Capital additions:
Property, plant and equipment	797	39	-	836	-

Long-lived assets:
Plant and equipment
Cost	78,560	3,455	234	82,249	-
Accumulated depreciation	(14,070)	(2,172)	(111)	(16,353)	-
Mineral properties	132,584	-	-	132,584	-
	197,074	1,283	123	198,480	-

For the year ended December 31, 2016, reportable segment results were as follows:

(in thousands)	Canada Mining	DES	Corporate and Other	Total Continuing Operations	Total Discontinued Operations

Statement of Operations:
Revenues	4,598	7,751	1,484	13,833	-

Expenses:
Operating expenses	(3,665)	(6,669)	(288)	(10,622)	(64)
Exploration and evaluation	(11,196)	-	-	(11,196)	(74)
General and administrative	(17)	-	(4,403)	(4,420)	(280)
Impairment expense (note 12)	(2,320)	-	-	(2,320)	-
	(17,198)	(6,669)	(4,691)	(28,558)	(418)
Segment income (loss)	(12,600)	1,082	(3,207)	(14,725)	(418)

Revenues – supplemental:
Environmental services	-	7,751	-	7,751	-
Management fees	-	-	1,484	1,484	-
Toll milling services	4,598	-	-	4,598	-
	4,598	7,751	1,484	13,833	-

Capital additions:
Property, plant and equipment	3,909	135	-	4,044	78

Long-lived assets:
Plant and equipment
Cost	73,942	3,261	219	77,422	-
Accumulated depreciation	(10,680)	(1,858)	(71)	(12,609)	-
Mineral properties	123,169	-	-	123,169	-
	186,431	1,403	148	187,982	-